Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000132293 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132293 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132293 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132293 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132293 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132293 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132293 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132293 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132293 [Member] | PlayAGS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132293 [Member] | Stoneridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000132293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000132293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000132293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000132293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132293 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132296 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132296 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132296 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132296 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132296 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132296 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132296 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132296 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132296 [Member] | PlayAGS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132296 [Member] | Stoneridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000132296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000132296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000132296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000132296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132296 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132295 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132295 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132295 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132295 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132295 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132295 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132295 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132295 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132295 [Member] | PlayAGS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132295 [Member] | Stoneridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000132295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000132295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000132295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000132295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132295 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000156530 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156530 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156530 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156530 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156530 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156530 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156530 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156530 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156530 [Member] | PlayAGS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156530 [Member] | Stoneridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000156530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000156530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000156530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000156530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000156530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000156530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000156530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000156530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000156530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156530 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132294 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132294 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132294 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132294 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132294 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132294 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132294 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132294 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132294 [Member] | PlayAGS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132294 [Member] | Stoneridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000132294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000132294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000132294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000132294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132294 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000003882 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003882 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003882 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003882 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003882 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003882 [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003882 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003882 [Member] | Sensata Technologies Holding Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003882 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003882 [Member] | STERIS Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000003882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000003882 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000003882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000003882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000003882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000003882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000003882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000003882 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000003882 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132941 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132941 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132941 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132941 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132941 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132941 [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132941 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132941 [Member] | Sensata Technologies Holding Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132941 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132941 [Member] | STERIS Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000132941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000132941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000132941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000132941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000132941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000132941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132941 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132940 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132940 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132940 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132940 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132940 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132940 [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132940 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132940 [Member] | Sensata Technologies Holding Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132940 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132940 [Member] | STERIS Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000132940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000132940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000132940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000132940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000132940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000132940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132940 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000156528 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156528 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156528 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156528 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156528 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156528 [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156528 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156528 [Member] | Sensata Technologies Holding Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156528 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156528 [Member] | STERIS Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000156528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000156528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000156528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000156528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000156528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156528 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000132939 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132939 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132939 [Member] | ACV Auctions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132939 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132939 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132939 [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132939 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132939 [Member] | Sensata Technologies Holding Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132939 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132939 [Member] | STERIS Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000132939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000132939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000132939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000132939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000132939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000132939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000132939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000132939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132939 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000003883 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003883 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003883 [Member] | Brookfield Renewable Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003883 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003883 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003883 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003883 [Member] | SMART Global Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003883 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003883 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003883 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000003883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000003883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000003883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000003883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000003883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000003883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000003883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000003883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000003883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000003883 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132943 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132943 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132943 [Member] | Brookfield Renewable Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132943 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132943 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132943 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132943 [Member] | SMART Global Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132943 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132943 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132943 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000132943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000132943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000132943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000132943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000132943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132943 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000156529 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156529 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156529 [Member] | Brookfield Renewable Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156529 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156529 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156529 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156529 [Member] | SMART Global Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156529 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156529 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156529 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000156529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000156529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000156529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000156529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000156529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000156529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000156529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000156529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000156529 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132942 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132942 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132942 [Member] | Brookfield Renewable Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132942 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132942 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132942 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132942 [Member] | SMART Global Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132942 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132942 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132942 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000132942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000132942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000132942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000132942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000132942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000132942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000132942 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132942 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000003881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003881 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003881 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003881 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003881 [Member] | Sally Beauty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003881 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003881 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003881 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003881 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003881 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000003881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000003881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000003881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000003881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000003881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000003881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000003881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000003881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000003881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003881 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000132937 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000132937 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132937 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132937 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132937 [Member] | Sally Beauty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132937 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132937 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132937 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132937 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132937 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000132937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000132937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000132937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000132937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000132937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132937 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000156527 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156527 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156527 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156527 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156527 [Member] | Sally Beauty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156527 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156527 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156527 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156527 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156527 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000156527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000156527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000156527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000156527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000156527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000156527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000156527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000156527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000156527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000156527 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000132936 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000132936 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132936 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132936 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132936 [Member] | Sally Beauty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132936 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132936 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132936 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132936 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132936 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000132936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000132936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000132936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000132936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000132936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000132936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132936 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%